DLA Piper LLP (US) One Liberty Place 1650 Market Street, Suite 4900 Philadelphia, Pennsylvania 19103-7300 www.dlapiper.com John Grady john.grady@dlapiper.com T 215.656.3365 F 215.606.2057

May 6, 2019

VIA EDGAR

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-9303

Re:	Wildermuth Endowment Fund

Securities Act File No. 333-191152

Investment Company Act File No. 811-22888

Dear Sir or Madam:

This letter is in reference to post-effective amendment No. 8 to the Registration Statement on Form N-2 (the “Registration Statement”) of the Wildermuth Endowment Fund (the “Registrant”).

This Firm serves as counsel to the Registrant. Pursuant to the requirements of Rule 497(j) adopted under the Securities Act of 1933, as amended, I hereby certify and confirm on behalf of the Firm that:

•	the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically on April 30, 2019.

If you have any questions concerning this filing, please contact me.

Very truly yours,

DLA Piper LLP (US)

/s/ John H, Grady

By: John H. Grady

Title: Partner